Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 25,273,702	€ 5,422,319	[1]	€ 1,392,886
Business combinations				18,776
Additions	16,573,509	20,945,099		4,361,226
Disposals		(79,989)
Transfers		30,734
Depreciation for the year	(1,972,613)	(1,045,566)		(349,423)
Translation differences	153,911	1,105		(1,146)
Ending balance	40,028,509	25,273,702		5,422,319	[1]
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,853,602	5,956,653		1,577,797
Ending balance	43,581,022	26,853,602		5,956,653
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,579,900)	(534,334)		(184,911)
Ending balance	(3,552,513)	(1,579,900)		(534,334)
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,645,274	921,222		379,607
Additions	290,263	1,899,752		609,907
Disposals		(5,158)
Transfers	18,276	127,302
Depreciation for the year	(189,222)	(298,949)		(67,146)
Translation differences	11,800	1,105		(1,146)
Ending balance	2,776,391	2,645,274		921,222
Fixtures and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,061,197	1,038,196		429,435
Ending balance	3,381,536	3,061,197		1,038,196
Fixtures and fittings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(415,923)	(116,974)		(49,828)
Ending balance	(605,145)	(415,923)		(116,974)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,167,229	1,478,399		781,042
Business combinations				18,776
Additions	3,362,030	8,029,437		822,351
Transfers	180,000	85,973
Depreciation for the year	(893,249)	(426,580)		(143,770)
Translation differences	0
Ending balance	11,816,010	9,167,229		1,478,399
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,871,301	1,755,891		914,764
Ending balance	13,413,331	9,871,301		1,755,891
Plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(704,072)	(277,492)		(133,722)
Ending balance	(1,597,321)	(704,072)		(277,492)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	838,176	986,254		150,220
Additions	8,721,010	838,176		986,254
Transfers	(838,176)	(986,254)		(150,220)
Translation differences	142,111
Ending balance	8,863,121	838,176		986,254
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	838,176	986,254		150,220
Ending balance	8,863,121	838,176		986,254
Buildings and Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,623,023
Additions	4,200,206
Transfers	639,900
Depreciation for the year	(890,142)
Ending balance	16,572,987	12,623,023
Buildings and Leasehold Improvements [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,082,928
Ending balance	17,923,034	13,082,928
Buildings and Leasehold Improvements [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(459,905)
Ending balance	(1,350,047)	(459,905)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,623,023	2,036,444		82,017
Additions		10,177,734		1,942,714
Disposals		(74,831)
Transfers		803,713		150,220
Depreciation for the year		(320,037)		(138,507)
Ending balance		12,623,023		2,036,444
Buildings [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,082,928	2,176,312		83,378
Ending balance		13,082,928		2,176,312
Buildings [member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ (459,905)	(139,868)		(1,361)
Ending balance		€ (459,905)		€ (139,868)

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.